UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Large Cap Value Fund (Formerly Great-West Large Cap Value Fund)
(Institutional Class, Investor Class and Investor II Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -3.54%, relative to a -7.54% return for the Russell 1000® Value Index, the Fund’s benchmark index.
Putnam Commentary
Equity markets had a very challenging 2022, with all three major U.S. indexes logging their biggest declines since 2008. Throughout the year, financial markets were challenged by multiple, converging risks in the macroeconomy. High inflation, rising interest rates, and the Russia-Ukraine war contributed to a risk-averse investing environment. China’s zero-Covid policy also caused periodic lockdowns, worsening supply chain issues. In the U.S., combating inflation remained a top priority of the Federal Reserve (the “Fed”). As inflation reached 40-year highs, the Fed began raising interest rates for the first time since 2018. Toward the close of 2022, stocks were lifted by some positive earnings reports as well as data that showed the pace of inflation was easing. However, concerns about a possible recession persisted.
In this environment, while the portion of the Fund sub-advised by Putnam (the “Putnam portfolio”) posted negative absolute performance, it outperformed the benchmark index. Stock selection was particularly strong during the period, led by positions in the health care, industrials and real estate sectors. Holdings within materials and consumer staples lagged somewhat. The Putnam portfolio further benefitted from a slight overweight to the top performing energy sector and underweights to the weakest sectors, communication services and information technology.
McKesson was the top individual contributor to the Putnam portfolio’s relative outperformance. McKesson is a diversified healthcare services company specializing in pharmaceutical distribution. The company has posted ongoing strong results from its core distribution segment and has experienced a tailwind from its arrangement to distribute Covid vaccines for the U.S. government. Further, the company’s strategic priorities in oncology and specialty pharmaceuticals continue to scale. Other notable contributors included overweight positions in Northrop Grumman (industrials) and energy stocks ConocoPhillips and Valero Energy. Out-of-benchmark holdings in Shell (energy), health care companies AstraZeneca and AbbVie were also additive.
Overweight positions in Charter Communications (communication services) and General Motors (consumer discretionary) were among top detractors. Out-of-benchmark holdings in information technology companies Microsoft and Qualcomm also had a negative impact.
T. Rowe Price Commentary
The Russell 1000 Value Index posted a negative return during the twelve-month period ended December 31, 2022. As measured by various Russell indexes, growth stocks significantly underperformed value stocks across all market capitalizations. Within the Russell 1000 Value Index, only four sectors posted positive returns. Energy, consumer staples, utilities, and health care were the top-performing sectors over the period.

The T. Rowe Price sub-advised portion of the Fund (“TRP portfolio”) posted negative results but outperformed the benchmark index for the twelve-month period ended December 31, 2022. The financials, health care, and consumer discretionary sectors were notable contributors to relative results, while the energy and industrials and business services sectors detracted the most.
The financials sector was a notable relative contributor for the period, due to strong stock selection. American International Group outperformed the financials sector over the period. Shares benefited from a strong property and casualty pricing cycle that allowed the company to focus on pushing price, in addition to improved underwriting. The company’s life and retirement business line, which was spun off in September 2022, had a mixed impact on the stock as capital markets pressure impacted earnings and a declining investment portfolio impacted book value.
Stock choices, such as AbbVie, in the health care sector also aided relative performance.
The consumer discretionary sector contributed to relative returns due to stock selection and an underweight allocation. Shares of Las Vegas Sands have lagged reopening peers as China’s increased lockdowns throughout the year delayed reopening in Macau. Shares benefited during the third and fourth quarter due to a strong recovery in its Singapore operations, which helped offset some of the costs associated with Macau.
Conversely, stock selection in the energy sector detracted from relative performance. Shares of TC Energy detracted from relative performance over the twelve-month period. Shares were lifted early in the year as global natural gas prices dramatically rose following Russia’s invasion of Ukraine. In the third quarter, shares were pressured as capital markets risk and a higher interest rate environment weighed on performance. In early December, shares were again pressured as the company’s Keystone pipeline was shut down following reporting a leak of 14,000 barrels.
The industrials and business services sector also hindered relative performance due to unfavorable stock choices.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Investor II Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-3.22%	7.99%	8.67%
Investor Class	-3.54%	7.61%	9.98%
Investor II Class	-3.41%	N/A	9.94%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor II Class inception date was October 25, 2019.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.37%
Financial	22.55
Industrial	10.84
Consumer, Cyclical	8.85
Energy	8.55
Utilities	6.71
Technology	6.42
Communications	5.41
Basic Materials	3.92
Government Money Market Mutual Funds	0.10
Short Term Investments	2.28
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,068.78	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11
Investor Class
Actual	$1,000.00	$1,066.66	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89
Investor II Class
Actual	$1,000.00	$1,067.63	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class, 0.96% for the Investor Class and 0.81% for the Investor II Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.95%
150,042	CF Industries Holdings Inc	$ 12,783,578
5,131	DuPont de Nemours Inc	352,141
74,099	Eastman Chemical Co	6,034,623
355,625	Freeport-McMoRan Inc	13,513,750
44,883	International Flavors & Fragrances Inc	4,705,534
291,134	International Paper Co	10,081,970
70,481	PPG Industries Inc	8,862,281
22,226	RPM International Inc	2,165,924
		58,499,801
Communications — 5.05%
61,608	AT&T Inc	1,134,203
22,792	Charter Communications Inc Class A(a)	7,728,767
59,326	Cisco Systems Inc	2,826,291
378,988	Comcast Corp Class A	13,253,210
24,142	Fox Corp Class B	686,840
151,191	Meta Platforms Inc Class A(a)	18,194,325
614,028	News Corp Class A	11,175,310
29,600	Paramount Global Class B(b)	499,648
45,845	T-Mobile US Inc(a)	6,418,300
115,205	Verizon Communications Inc	4,539,077
90,991	Walt Disney Co(a)	7,905,298
31,999	Warner Bros Discovery Inc(a)	303,350
		74,664,619
Consumer, Cyclical — 8.13%
39,224	Best Buy Co Inc	3,146,157
112,153	BJ's Wholesale Club Holdings Inc(a)	7,420,042
7,556	Cummins Inc	1,830,743
267,693	General Motors Co	9,005,193
61,407	Hilton Worldwide Holdings Inc	7,759,389
126,768	Kohl's Corp	3,200,892
149,309	Las Vegas Sands Corp(a)	7,177,284
258,637	Mattel Inc(a)	4,614,084
14,410	O'Reilly Automotive Inc(a)	12,162,472
11,818	PACCAR Inc	1,169,627
228,258	PulteGroup Inc	10,392,587
339,471	Southwest Airlines Co(a)	11,429,989
49,822	Target Corp	7,425,471
74,644	TJX Cos Inc	5,941,662
195,179	Walmart Inc	27,674,430
		120,350,022
Consumer, Non-Cyclical — 24.05%
105,185	Abbott Laboratories	11,548,261
124,413	AbbVie Inc	20,106,385
264,053	AstraZeneca PLC Sponsored ADR	17,902,793
45,950	Becton Dickinson & Co	11,685,085
7,725	Biogen Inc(a)	2,139,207
54,213	Cardinal Health Inc	4,167,353
55,732	Centene Corp(a)	4,570,581
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
68,601	Cigna Corp	$ 22,730,255
134,825	Coca-Cola Co	8,576,218
299,314	Conagra Brands Inc	11,583,452
6,200	Constellation Brands Inc Class A	1,436,850
202,763	Corteva Inc	11,918,409
84,547	CVS Health Corp	7,878,935
25,007	Danaher Corp	6,637,358
56,174	Elevance Health Inc	28,815,577
80,451	Johnson & Johnson	14,211,669
247,069	Keurig Dr Pepper Inc	8,810,481
81,883	Kimberly-Clark Corp	11,115,617
43,644	McKesson Corp	16,371,737
81,292	Medtronic PLC	6,318,014
217,013	Merck & Co Inc	24,077,592
15,620	Mondelez International Inc Class A	1,041,073
185,764	Pfizer Inc	9,518,547
121,481	Philip Morris International Inc	12,295,092
73,700	Procter & Gamble Co	11,169,972
25,189	Regeneron Pharmaceuticals Inc(a)	18,173,612
117,510	Sanofi	11,331,047
52,108	Sanofi ADR	2,523,591
22,809	Thermo Fisher Scientific Inc	12,560,688
95,718	Tyson Foods Inc Class A	5,958,446
25,543	United Rentals Inc(a)	9,078,493
139,400	Viatris Inc	1,551,522
64,657	Zimmer Biomet Holdings Inc	8,243,768
		356,047,680
Energy — 8.61%
12,609	Chevron Corp	2,263,189
138,368	ConocoPhillips	16,327,424
46,339	Enbridge Inc	1,811,855
92,124	EOG Resources Inc	11,931,900
304,296	Exxon Mobil Corp	33,563,849
44,152	Hess Corp	6,261,637
447,736	Shell PLC	12,619,393
5,319	Targa Resources Corp	390,946
202,982	TC Energy Corp(b)	8,092,296
279,716	TotalEnergies SE(b)	17,558,605
82,741	TotalEnergies SE Sponsored ADR(a)(b)	5,136,437
86,578	Valero Energy Corp	10,983,285
15,200	Williams Cos Inc	500,080
		127,440,896
Financial — 22.71%
435,560	American International Group Inc	27,544,814
26,083	American Tower Corp REIT	5,525,944
129,656	Apollo Global Management Inc	8,270,756
157,265	Assured Guaranty Ltd	9,791,319
354,763	AXA SA	9,882,078
757,105	Bank of America Corp	25,075,318
68,561	Capital One Financial Corp	6,373,431

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
42,900	Carlyle Group Inc	$ 1,280,136
223,976	Charles Schwab Corp	18,648,242
63,103	Chubb Ltd	13,920,522
389,248	Citigroup Inc	17,605,687
391,619	Equitable Holdings Inc	11,239,465
168,561	Equity Residential REIT	9,945,099
221,931	Fifth Third Bancorp	7,281,556
23,595	Franklin Resources Inc(b)	622,436
201,183	Gaming & Leisure Properties Inc REIT	10,479,622
76,705	Goldman Sachs Group Inc	26,338,963
90,841	Hartford Financial Services Group Inc	6,888,473
669,019	Huntington Bancshares Inc	9,433,168
100,931	JPMorgan Chase & Co	13,534,847
93,430	KeyCorp	1,627,551
121,705	Loews Corp	7,099,053
154,836	MetLife Inc	11,205,481
61,178	Morgan Stanley	5,201,354
86,026	PNC Financial Services Group Inc	13,586,946
5,035	Raymond James Financial Inc	537,990
172,237	Rayonier Inc REIT	5,676,932
119,635	State Street Corp	9,280,087
75,100	US Bancorp	3,275,111
271,740	Vornado Realty Trust REIT	5,654,909
515,919	Wells Fargo & Co	21,302,296
16,948	Welltower Inc REIT	1,110,941
353,364	Weyerhaeuser Co REIT	10,954,284
		336,194,811
Industrial — 10.92%
9,152	3M Co	1,097,508
103,643	Ball Corp	5,300,303
33,922	Boeing Co(a)	6,461,802
182,732	CRH PLC	7,267,257
18,581	Flowserve Corp	570,065
246,986	General Electric Co	20,694,957
52,403	Honeywell International Inc	11,229,963
171,879	Ingersoll Rand Inc	8,980,678
158,144	Johnson Controls International PLC	10,121,216
54,854	L3Harris Technologies Inc	11,421,151
33,195	Northrop Grumman Corp	18,111,524
149,843	Raytheon Technologies Corp	15,122,156
53,734	Siemens AG	7,407,276
60,600	Stanley Black & Decker Inc	4,552,272
84,895	Stericycle Inc(a)	4,235,411
16,335	TE Connectivity Ltd	1,875,258
47,084	Union Pacific Corp	9,749,684
80,844	United Parcel Service Inc Class B	14,053,921
176,907	Vontier Corp	3,419,612
		161,672,014
Technology — 6.47%
4,100	Accenture PLC Class A	1,094,044
Shares		Fair Value
Technology — (continued)
53,982	Applied Materials Inc	$ 5,256,767
58,791	Fiserv Inc(a)	5,942,006
140,253	Microsoft Corp	33,635,474
32,287	NXP Semiconductors NV	5,102,315
103,990	Oracle Corp	8,500,143
214,571	QUALCOMM Inc	23,589,936
11,962	Samsung Electronics Co Ltd	525,051
73,470	Texas Instruments Inc	12,138,713
		95,784,449
Utilities — 6.34%
113,521	Ameren Corp	10,094,287
98,605	American Electric Power Co Inc	9,362,545
77,029	Constellation Energy Corp	6,640,670
139,663	Dominion Energy Inc	8,564,135
232,388	Exelon Corp	10,046,133
130,785	NiSource Inc	3,586,125
289,251	NRG Energy Inc	9,203,967
64,250	PG&E Corp(a)	1,044,705
92,507	Sempra Energy	14,296,032
294,635	Southern Co	21,039,885
		93,878,484
TOTAL COMMON STOCK — 96.23% (Cost $1,167,473,713)		$1,424,532,776
CONVERTIBLE PREFERRED STOCK
Communications — 0.40%
5,187	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	5,934,031
Consumer, Non-Cyclical — 0.49%
57,059	Becton Dickinson & Co 6.00%	2,858,656
3,250	Danaher Corp 5.00%(b)	4,411,309
		7,269,965
Utilities — 0.41%
76,857	NextEra Energy Inc 5.28%	$ 3,875,072
21,560	NiSource Inc 7.75%	2,247,630
		6,122,702
TOTAL CONVERTIBLE PREFERRED STOCK — 1.30% (Cost $17,047,706)		$ 19,326,698
PREFERRED STOCK
Consumer, Cyclical — 0.78%
47,640	Dr Ing hc F Porsche AG	4,807,504
54,358	Volkswagen AG	6,743,069
TOTAL PREFERRED STOCK — 0.78% (Cost $13,583,950)		$ 11,550,573

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,429,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.36%(e)	$ 1,429,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.10% (Cost $1,429,000)		$ 1,429,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.29%
$8,403,609	Undivided interest of 10.29% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $8,403,609 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(d)	8,403,609
8,403,609	Undivided interest of 11.95% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $8,403,609 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(d)	8,403,609
340,085	Undivided interest of 19.65% in a repurchase agreement (principal amount/value $1,735,883 with a maturity value of $1,736,707) with TD Securities (USA) Inc, 4.27%, dated 12/31/22 to be repurchased at $340,085 on 1/3/23 collateralized by U.S. Treasury securities, 0.38% - 1.88%, 10/31/23 - 7/31/26, with a value of $1,770,601.(d)	340,085
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,403,609	Undivided interest of 7.68% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $8,403,609 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(d)	$ 8,403,609
8,403,609	Undivided interest of 7.74% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $8,403,609 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(d)	8,403,609
TOTAL SHORT TERM INVESTMENTS — 2.29% (Cost $33,954,521)		$ 33,954,521
TOTAL INVESTMENTS — 100.70% (Cost $1,233,488,890)		$1,490,793,568
OTHER ASSETS & LIABILITIES, NET — (0.70)%		$ (10,386,579)
TOTAL NET ASSETS — 100.00%		$1,480,406,989

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2022
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNY	USD	3,162,884	GBP	2,586,200	March 15, 2023	$30,432
CGM	USD	2,544,824	EUR	2,407,300	March 15, 2023	(45,964)
CGM	USD	9,347,288	GBP	7,647,600	March 15, 2023	84,377
GS	USD	2,703,615	GBP	2,211,600	March 15, 2023	24,885
HSB	USD	9,965,350	EUR	9,427,600	March 15, 2023	(180,835)
JPM	USD	2,572,313	EUR	2,434,100	March 15, 2023	(47,318)
MS	USD	1,783,003	EUR	1,687,100	March 15, 2023	(32,690)
MS	USD	1,119,926	GBP	916,200	March 15, 2023	10,208
SSB	USD	2,331,841	EUR	2,207,800	March 15, 2023	(44,241)
SSB	USD	8,354,089	GBP	6,829,700	March 15, 2023	81,833
UBS	USD	3,511,903	EUR	3,321,200	March 15, 2023	(62,444)
WES	USD	1,120,821	GBP	916,300	March 15, 2023	10,982
					Net Depreciation	$(170,775)
Counterparty Abbreviations:
BNY	Bank of New York
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower Large Cap Value Fund
ASSETS:
Investments in securities, fair value (including $34,022,151 of securities on loan)(a)	$1,456,839,047
Repurchase agreements, fair value(b)	33,954,521
Cash	26,374,149
Cash denominated in foreign currencies, fair value(c)	587,061
Dividends receivable	2,867,200
Subscriptions receivable	737,851
Receivable for investments sold	76,743
Unrealized appreciation on forward foreign currency contracts	242,717
Total Assets	1,521,679,289
LIABILITIES:
Payable for director fees	8,130
Payable for other accrued fees	103,743
Payable for shareholder services fees	163,478
Payable to investment adviser	715,457
Payable upon return of securities loaned	35,383,521
Redemptions payable	4,484,479
Unrealized depreciation on forward foreign currency contracts	413,492
Total Liabilities	41,272,300
NET ASSETS	$1,480,406,989
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,627,686
Paid-in capital in excess of par	1,209,121,211
Undistributed/accumulated earnings	254,658,092
NET ASSETS	$1,480,406,989
NET ASSETS BY CLASS
Investor Class	$407,971,188
Institutional Class	$930,971,129
Investor II Class	$141,464,672
CAPITAL STOCK:
Authorized
Investor Class	80,000,000
Institutional Class	600,000,000
Investor II Class	55,000,000
Issued and Outstanding
Investor Class	16,129,060
Institutional Class	137,015,665
Investor II Class	13,132,130
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$25.29
Institutional Class	$6.79
Investor II Class	$10.77
(a) Cost of investments	$1,199,534,369
(b) Cost of repurchase agreements	$33,954,521
(c) Cost of cash denominated in foreign currencies	$556,020
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower Large Cap Value Fund
INVESTMENT INCOME:
Interest	$297,254
Income from securities lending	73,719
Dividends	39,286,436
Foreign withholding tax	(836,598)
Total Income	38,820,811
EXPENSES:
Management fees	9,358,738
Shareholder services fees – Investor Class	1,462,613
Shareholder services fees – Investor II Class	536,554
Audit and tax fees	41,123
Custodian fees	68,668
Directors fees	34,044
Legal fees	10,169
Pricing fees	848
Registration fees	111,887
Shareholder report fees	53,300
Transfer agent fees	12,190
Other fees	17,996
Total Expenses	11,708,130
Less amount reimbursed by investment adviser - Investor II Class	229,779
Less amount waived by investment adviser	115,416
Net Expenses	11,362,935
NET INVESTMENT INCOME	27,457,876
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	103,365,378
Net realized gain on forward foreign currency contracts	4,383,337
Net Realized Gain	107,748,715
Net change in unrealized depreciation on investments and foreign currency translations	(197,254,481)
Net change in unrealized appreciation on forward foreign currency contracts	211,954
Net Change in Unrealized Depreciation	(197,042,527)
Net Realized and Unrealized Loss	(89,293,812)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,835,936)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Large Cap Value Fund	2022	2021
OPERATIONS:
Net investment income	$27,457,876	$23,201,777
Net realized gain	107,748,715	127,166,801
Net change in unrealized appreciation (depreciation)	(197,042,527)	184,369,796
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,835,936)	334,738,374
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,668,635)	(9,877,944)
Institutional Class	(124,560,362)	(121,858,057)
Investor II Class	(11,654,684)	(11,567,899)
From Net Investment Income and Net Realized Gains	(147,883,681)	(143,303,900)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	263,298,058	344,195,914
Institutional Class	75,417,163	187,290,897
Investor II Class	30,758,056	42,830,238
Shares issued in reinvestment of distributions
Investor Class	11,668,635	9,877,944
Institutional Class	124,560,362	121,858,057
Investor II Class	11,654,684	11,567,899
Shares redeemed
Investor Class	(209,671,921)	(41,980,987)
Institutional Class	(286,564,117)	(337,100,771)
Investor II Class	(61,622,476)	(57,895,939)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(40,501,556)	280,643,252
Total Increase (Decrease) in Net Assets	(250,221,173)	472,077,726
NET ASSETS:
Beginning of year	1,730,628,162	1,258,550,436
End of year	$1,480,406,989	$1,730,628,162
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,994,226	13,202,750
Institutional Class	9,991,780	22,680,026
Investor II Class	2,618,809	3,590,166
Shares issued in reinvestment of distributions
Investor Class	466,079	366,011
Institutional Class	18,224,291	14,971,807
Investor II Class	1,085,306	950,911
Shares redeemed
Investor Class	(8,278,102)	(1,606,254)
Institutional Class	(36,899,723)	(41,255,853)
Investor II Class	(5,253,121)	(4,853,241)
Net Increase (Decrease)	(8,050,455)	8,046,323
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
12/31/2019	$17.97	0.44	4.27	4.71	(0.18)	(0.85)	(1.03)	$21.65	26.53%
12/31/2018	$21.13	0.44	(2.43)	(1.99)	(0.06)	(1.11)	(1.17)	$17.97	(9.52%)
Institutional Class
12/31/2022	$ 8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$ 6.79	(3.22%)
12/31/2021	$ 7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$ 8.07	26.47%
12/31/2020	$ 7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$ 7.10	4.05%
12/31/2019	$ 6.77	0.19	1.57	1.76	(0.32)	(0.85)	(1.17)	$ 7.36	26.92%
12/31/2018	$ 8.93	0.22	(1.01)	(0.79)	(0.26)	(1.11)	(1.37)	$ 6.77	(9.15%)
Investor II Class
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
12/31/2019 (d)	$10.00	0.05	0.63	0.68	(0.06)	(0.24)	(0.30)	$10.38	6.85% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2022	$ 407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$ 376,625	0.99%	0.96%	1.22%	28%
12/31/2020	$ 43,774	1.05%	0.96%	1.87%	33%
12/31/2019	$ 45,553	0.87%	0.83%	2.19%	28%
12/31/2018	$ 206,479	0.85%	0.82%	2.09%	22%
Institutional Class
12/31/2022	$ 930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
12/31/2019	$1,117,066	0.52%	0.51%	2.50%	28%
12/31/2018	$ 502,097	0.48%	0.47%	2.46%	22%
Investor II Class
12/31/2022	$ 141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$ 178,162	0.96%	0.81%	1.39%	28%
12/31/2020	$ 154,100	0.99%	0.81%	2.02%	33%
12/31/2019 (d)	$ 166,549	1.04% (g)	0.84% (g)	2.37% (g)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Investor II Class inception date was October 25, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Large Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 58,499,801	$ —	$ —	$ 58,499,801
Communications	74,664,619	—	—	74,664,619
Consumer, Cyclical	120,350,022	—	—	120,350,022
Consumer, Non-cyclical	344,716,633	11,331,047	—	356,047,680
Energy	97,262,898	30,177,998	—	127,440,896
Financial	326,312,733	9,882,078	—	336,194,811
Industrial	146,997,481	14,674,533	—	161,672,014
Technology	95,259,398	525,051	—	95,784,449
Utilities	93,878,484	—	—	93,878,484
	1,357,942,069	66,590,707	—	1,424,532,776
Convertible Preferred Stock
Communications	5,934,031	—	—	5,934,031
Consumer, Non-cyclical	2,858,656	4,411,309	—	7,269,965
Utilities	—	6,122,702	—	6,122,702
	8,792,687	10,534,011	—	19,326,698
Preferred Stock	—	11,550,573	—	11,550,573
Government Money Market Mutual Funds	1,429,000	—	—	1,429,000
Short Term Investments	—	33,954,521	—	33,954,521
Total investments, at fair value:	1,368,163,756	122,629,812	—	1,490,793,568
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	242,717	—	242,717
Total Assets	$ 1,368,163,756	$ 122,872,529	$ —	$ 1,491,036,285
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(413,492)	—	(413,492)
Total Liabilities	$ —	$ (413,492)	$ —	$ (413,492)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Annual Report - December 31, 2022

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$35,064,530	$32,574,744
Long-term capital gain	112,819,151	110,729,156
	$147,883,681	$143,303,900
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$3,461,996
Undistributed long-term capital gains	5,656,611
Capital loss carryforwards	—
Post-October losses	(5,500,471)
Net unrealized appreciation	251,039,956
Tax composition of capital	$254,658,092
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(2,723,955)	$(2,776,516)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:

Annual Report - December 31, 2022

Federal tax cost of investments	$1,239,582,837
Gross unrealized appreciation on investments	328,441,145
Gross unrealized depreciation on investments	(77,401,189)
Net unrealized appreciation on investments	$251,039,956
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts notional amount of $49,738,311 in forward contracts for the reporting period.

Annual Report - December 31, 2022

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$242,717	Unrealized depreciation on forward foreign currency contracts	$(413,492)
The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$4,383,337	Net change in unrealized appreciation on forward foreign currency contracts	$211,954
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2022.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 242,717	$(100,413)	$—	$—	$ 142,304
Derivative Liabilities (forward contracts)	$(413,492)	$ 100,413	$—	$—	$(313,079)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.61% of the Fund’s average daily net assets up to $1 billion dollars, 0.56% of the Fund's average daily net assets over $1 billion dollars and 0.51% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.61% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser contractually agreed to permanently reimburse expenses and/or pay the Fund if expenses of the Investor II Class exceed 0.81% of the Class's average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$128,432	$61,237	$115,416	$0
The Adviser and Empower Funds entered into as sub-advisory agreement with Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and Empower of America, and T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of and 0.40% of the average daily net asset value on the first $100 million of assets, 0.35% on the next $150 million of assets, and 0.25% on all assets over $250 million on the portion of the Fund Putnam manages.
Empower Funds entered into a shareholder services agreement with Empower, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower of America provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Investor II Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $287,573,572 and $437,680,411, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $34,022,151 and received collateral as reported on the Statement of Assets and Liabilities of $35,383,521 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2022

Security lending transactions	Total (a)
Common Stocks	$31,326,284
Convertible Preferred Stock	4,057,237
Total secured borrowings	$35,383,521
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower Large Cap Value Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 81% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023